UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Aerospace & Defense - 2.1%	Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposit, 3.22%, 3/26/14	USD	144	$82,703
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.319% - 3.22%, 3/26/14		2,448	1,404,848
	IAP Worldwide Services, Inc. Term Loan (First- Lien), 9.25%, 12/30/12		503	307,063
	Vought Aircraft Industries, Inc. Revolver, 2.57%, 12/22/10		500	387,500
	Vought Aircraft Industries, Inc. Tranche B Letter of Credit, 2.916%, 12/22/10		213	170,667

				2,352,781

Airlines - 0.4%	US Airways Group, Inc. Loan, 2.809%, 3/21/14		730	393,389

Auto Components - 3.1%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		2,902	2,238,531
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		1,568	741,517
	GPX International Tire Corp. Tranche B Term Loan, 8.37%, 3/30/12		1,268	507,035
	GPX International Tire Term Loan, 12%, 4/11/12		21	8,394
	Metaldyne Co. LLC Deposit Fund Loan, 0.166% - 5.188%, 1/11/12 (a)(b)		58	6,865
	Metaldyne Co. LLC Initial Tranche B Term Loan, 6.189%, 1/13/14 (a)(b)		395	46,970

				3,549,312

Beverages - 0.1%	Culligan International Co. Loan (Second Lien), 5.694% - 6.561%, 4/24/13	EUR	500	125,467

Building Products - 1.3%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14	USD	1,480	1,248,196
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.75%, 4/06/13		273	139,735
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13		276	141,276

				1,529,207

Capital Markets - 0.4%	RiskMetrics Group Holdings, LLC Term B Loan (First Lien), 3.22%, 1/10/14		484	448,038

Chemicals - 6.0%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		675	674,156
	Edwards (Cayman Islands II) Ltd. Term Loan (First Lien), 2.428%, 5/31/14		491	303,961
	Huish Detergents Inc. Tranche B Term Loan, 2.07%, 4/26/14		737	677,925
	Nalco Co. Term Loan B, 6.50%, 5/06/16		1,275	1,277,391
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien), 4.29% - 4.47%, 7/31/14		1,985	1,498,675
	Solutia Inc. Loan, 7.25%, 2/28/14		2,982	2,401,886

				6,833,994

Commercial Services & Supplies - 1.4%	John Maneely Co. Term Loan, 3.569% - 4.339%, 12/09/13		542	423,801
	Synagro Technologies, Inc. Term Loan (First Lien), 2.32% - 2.34%, 4/02/14		983	731,963
	West Corp. Term B-2 Loan, 2.683% - 2.789%, 10/24/13		455	393,382

				1,549,146

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Computers & Peripherals - 0.7%	Intergraph Corp. Initial Term Loan (First Lien), 2.664%, 5/29/14	USD	419	$383,102
	Intergraph Corp. Second Lien Term Loan, 6.316% - 6.664%, 11/28/14		500	437,500

				820,602

Construction & Engineering - 0.2%	Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) First Lien Term Loan B, 2.938% - 3.50%, 2/07/14		325	253,500

Construction Materials - 0.6%	Headwaters Inc. Term Loan B1 (First Lien), 6.22%, 4/30/11		1,012	658,113

Containers & Packaging - 1.8%	Graham Packaging Co., LP New Term Loan, 2.625% - 6.75%, 10/07/11		526	508,551
	Graphic Packaging International, Inc. Incremental Term Loan, 3.168% - 3.958%, 5/16/14		493	437,811
	Graphic Packaging International, Inc. Incremental Term Loan C, 3.168% - 3.958%, 5/16/14		478	462,346
	Smurfit-Stone Container Debtor in Possession Term Loan, 10%, 7/28/10		598	602,977

				2,011,685

Distributors - 0.4%	Keystone Automotive Operations, Inc. Loan, 3.835% - 5.75%, 1/12/12		948	426,815

Diversified Consumer Services - 1.0%	Coinmach Corp. Term Loan, 3.31% - 3.76%, 11/14/14		1,485	1,128,571

Diversified Financial Services - 0.1%	J.G. Wentworth, LLC Loan (First Lien), 3.47%, 4/04/14 (a)(b)		1,000	86,667

Diversified Telecommunication Services - 0.8%	Paetec Communications Term Loan, 2.819%, 2/28/13		200	181,000
	Wind Finance SA Euro Facility (Second Lien), 7.099%, 12/17/14	EUR	525	677,811

				858,811

Electrical Equipment - 0.1%	Generac Acquisition Corp. First Lien Term Loan, 2.91%, 11/10/13	USD	188	128,876

Energy Equipment & Services - 1.2%	Dresser, Inc. Term B Loan, 3.104%, 5/04/14		234	202,736
	Dresser, Inc. Term Loan (Second Lien), 6.085%, 5/04/15		500	304,375
	MEG Energy Corp. Delayed Draw Term Loan, 3.22%, 4/02/13		494	425,780
	MEG Energy Corp. Initial Term Loan, 3.22%, 4/03/13		485	417,706

				1,350,597

Food & Staples Retailing - 2.0%	AB Acquisitions UK Topco 2 Ltd. Facility B2 UK Borrower, 3.599%, 7/09/15	GBP	1,500	1,851,231
	DSW Holdings, Inc. Loan, 2.566%, 3/02/12	USD	462	378,945

				2,230,176

Food Products - 3.8%	Dole Food Co., Inc. Credit-Linked Deposit, 1.139%, 4/12/13		614	609,258
	Dole Food Co., Inc. Tranche B Term Loan, 7.25% - 8%, 4/12/13		203	201,761
	Solvest, Ltd. (Dole) Tranche C Term Loan, 7.25% - 8%, 4/12/13		1,254	1,244,263
	Sturm Foods, Inc. Initial Term Loan Second Lien, 7.125%, 7/31/14		500	197,500

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Wm. Wrigley Jr. Co. Tranche B Term Loan, 6.50%, 10/06/14	USD	2,025	$2,027,734

				4,280,516

Health Care Equipment & Supplies - 0.6%	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term Loan, 3.319% - 4.22%, 5/20/14		494	435,981
	Hologic, Inc. Tranche B Term Loan, 3.625%, 3/31/13		208	198,804

				634,785

Health Care Providers & Services - 6.9%	CHS/Community Health Systems, Inc. Delayed Draw Term Loan, 2.569%, 7/25/14		58	51,384
	CHS/Community Health Systems, Inc. Funded Term Loan, 2.569% - 2.924%, 7/25/14		2,526	2,241,030
	DaVita, Inc. Term Loan B, 1.82% - 2.74%, 10/05/12		550	513,648
	Fresenius AG Term Loan B1, 6.75%, 7/06/14		841	840,198
	Fresenius AG Term Loan B2, 6.75%, 7/06/14		509	508,790
	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		1,365	1,221,210
	HCA Inc. Tranche B-1 Term Loan, 3.47%, 11/18/13		1,755	1,561,892
	Vanguard Health Holding Co. II, LLC (Vanguard Health System, Inc.) Replacement Term Loan, 2.569%, 9/23/11		940	888,300

				7,826,452

Hotels, Restaurants & Leisure - 2.5%	Harrah’s Operating Co., Inc. Term B-1 Loan, 3.319% - 4.092%, 1/28/15		157	120,734
	Harrah’s Operating Co., Inc. Term B-2 Loan, 3.312% - 4.092%, 1/28/15		1,683	1,289,833
	Harrah’s Operating Co., Inc. Term B-3 Loan, 3.289% - 4.092%, 1/28/15		140	107,319
	Lake at Las Vegas Joint Venture / LLV-1, LLC Revolving Loan Credit-Linked Deposit Account, 14.35%, 6/20/12 (a)(b)		60	2,480
	Lake at Las Vegas Joint Venture / LLV-1, LLC Term Loan, 14.35%, 6/20/12 (a)(b)		585	24,086
	Las Vegas Sands, LLC Delayed Draw I Term Loan, 2.07%, 5/23/14		114	81,875
	Las Vegas Sands, LLC Tranche B Term Loan, 2.07%, 5/23/14		370	264,694
	QCE, LLC (Quiznos) Term Loan (Second Lien), 3.50%, 11/05/13		457	291,426
	VML US Finance LLC (aka Venetian Macau) Term B Delayed Draw Project Loan, 2.57%, 5/25/12		225	187,985
	VML US Finance LLC (aka Venetian Macau) Term B Funded Project Loan, 2.57%, 5/27/13		525	437,515

				2,807,947

Household Durables - 3.2%	American Residential Services LLC Term Loan (Second Lien), 12%, 4/17/15		1,015	872,690
	Jarden Corp. Term Loan B3, 3.72%, 1/24/12		725	695,094
	Simmons Bedding Co. Tranche D Term Loan, 10.50%, 12/19/11		1,686	1,419,655
	Yankee Candle Co., Inc. Term Loan, 2.32% - 3.22%, 2/06/14		710	604,982

				3,592,421

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

IT Services - 3.3%	Audio Visual Services Group, Inc. Tranche B Term Loan (First Lien), 3.47%, 2/28/14	USD	985	$379,225
	Ceridian Corp U.S. Term Loan, 3.316%, 11/09/14		1,730	1,273,777
	First Data Corp. Initial Tranche B-2 Term Loan, 3.059% - 3.069%, 9/24/14		1,285	942,209
	First Data Corp. Initial Tranche B-3 Term Loan, 3.059% - 3.065%, 9/24/14		122	89,201
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S. Term Loan, 2.724%, 2/28/14		625	566,719
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S. Term Loan, 6.75%, 2/28/14		498	488,794

				3,739,925

Independent Power Producers & Energy Traders - 1.9%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-1 Term Loan, 3.819% - 3.882%, 10/10/14		1,360	928,200
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.882% - 3.88%, 10/10/14		736	506,917
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 3.819% - 3.882%, 10/10/14		975	666,447

				2,101,564

Industrial Conglomerates - 1.1%	Sequa Corp. Term Loan, 3.61% - 4.08%, 12/03/14		1,597	1,201,656

Insurance - 0.6%	Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14		834	709,171

Internet & Catalog Retail - 0.4%	FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		498	477,600

Leisure Equipment & Products - 2.0%	24 Hour Fitness Worldwide, Inc. Tranche B Term Loan, 2.82% - 3.67%, 6/08/12		1,940	1,319,200
	True Temper Sports, Inc. Term Loan B, 7.50%, 3/15/11		1,519	960,893

				2,280,093

Life Sciences Tools & Services - 1.5%	Life Technologies Corp. Term B Facility, 5.25%, 11/20/15		1,725	1,720,472

Machinery - 3.4%	Blount, Inc. Term Loan B, 2.094% - 2.168%, 8/09/10		1,008	922,158
	Navistar Financial Corp. Term loan A, 2.375%, 3/27/10		997	901,658
	Navistar International Corp. Revolving Credit- Linked Deposit, 0.166% - 3.569%, 1/19/12		400	333,572
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		1,100	917,322
	Oshkosh Truck Corp. Term B Loan, 7.15% - 7.32%, 12/06/13		945	808,827

				3,883,537

Media - 20.1%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		300	195,000
	AlixPartners, LLP Tranche C Term Loan, 2.35% - 3.14%, 10/12/13		1,085	1,024,880
	Bresnan Communications, LLC Additional Term Loan B (First Lien), 2.31% - 3.11%, 6/30/13		500	454,687

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Catalina Marketing Corp. Initial Term Loan, 3.395%, 10/01/14	USD	587	$533,133
	Cebridge Connections Second Lien Term Loan, 4.819%, 5/05/14		1,000	809,688
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,974	2,850,953
	Cequel Communications, LLC (aka Cebridge) Term Loan, 2.349% - 2.401%, 11/05/13		1,482	1,336,179
	Clarke American Corp. Tranche B Term Loan, 2.819% - 3.72%, 6/30/14		983	757,343
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 11.75%, 11/14/14		4,862	972,377
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 7.66%, 6/12/14		1,320	940,431
	Hanley-Wood, LLC (FSC Acquisition) Term Loan, 2.563% - 2.599, 3/08/14		986	351,160
	Insight Midwest Holdings, LLC B Term Loan, 2.41%, 4/07/14		1,175	1,083,448
	Intelsat Subsidiary Holding Co. Ltd. Tranche B Term Loan, 2.914%, 1/03/14		938	873,073
	Knology, Inc. Term Loan, 2.668%, 6/30/12		484	425,947
	Lamar Advertising Co. Term Loan B, 2.07%, 9/28/12		50	49,250
	Lamar Advertising Co. Term Loan B, 2.07%, 9/30/12		750	738,750
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG) Facility B1, 4.589%, 6/30/15	EUR	337	111,759
	MCC Iowa LLC (Mediacom Broadband Group) Tranche A Term Loan, 1.79%, 3/31/10	USD	859	837,281
	MCC Iowa LLC (Mediacom Broadband Group) Tranche D-1 Term Loan, 2.04%, 1/31/15		465	423,267
	MCNA Cable Holdings LLC (OneLink Communications) Loan, 8.31%, 3/01/13 (c)		1,236	247,284
	Mediacom Broadband (Term Loan E), 6.50%, 11/30/15		475	472,031
	Metro-Goldwyn-Mayer Inc. Tranche B Term Loan, 3.569%, 4/09/12		900	514,056
	Multicultural Radio Broadcasting, Inc. Term Loan, 3.164, 12/18/12		327	207,645
	NextMedia Operating, Inc. Delay Draw Term Loan, 6.25%, 11/15/12		280	134,613
	NextMedia Operating, Inc. Initial Term Loan (First Lien), 6.25%, 11/15/12		528	253,585
	Penton Media, Inc. Term Loan (First Lien), 2.569% - 3.289%, 2/01/13		490	289,100
	TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		1,498	1,489,077
	UPC Financing Partnership M Facility, 2.946%, 12/31/14	EUR	3,000	3,634,404
	Virgin Media NTL Term Loan A, 4.37% - 4.559, 3/03/11	GBP	500	732,719

				22,743,120

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Multi-Utilities - 2.8%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) First Lien Term Loan B, 3.125%, 11/01/13	USD	443	$396,053
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) Synthetic Letter of Credit, 3.75%, 11/01/13		57	51,030
	Riverside Energy Center Term Loan, 5.289%, 6/24/11		1,943	1,787,616
	Rocky Mountain Energy Center, LLC Credit Linked Deposit, 0.939%, 6/24/11		170	156,403
	Rocky Mountain Energy Center, LLC Term Loan, 5.289%, 6/24/11		890	818,781

				3,209,883

Multiline Retail - 0.9%	Dollar General Corp. Tranche B-2 Term Loan, 3.07% - 3.069%, 7/07/14		1,125	1,028,567

Oil, Gas & Consumable Fuels - 1.2%	Coffeyville Resources, LLC Funded Letter of Credit, 3.15% - 5.60%, 12/28/10		162	143,784
	Coffeyville Resources, LLC Tranche D Term Loan, 8.75%, 12/30/13		521	461,939
	Vulcan Energy Corp. (fka Plains Resources Inc.) Term B3 Loan, 5.50%, 8/12/11		750	723,750

				1,329,473

Paper & Forest Products - 3.2%	Georgia-Pacific LLC Term B Loan, 2.319%, 12/20/12		1,195	1,107,317
	Georgia-Pacific LLC Term B Loan, 2.323%, 12/20/12		1,500	1,449,930
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		1,222	982,273
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		1,218	60,892

				3,600,412

Pharmaceuticals - 0.9%	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.) Euro Term Loan, 3.191%, 4/15/14	EUR	491	500,028
	Warner Chilcott Co., Inc. Tranche B Acquisition Date Term Loan, 2.319%, 1/18/12	USD	370	349,999
	Warner Chilcott Corp. Tranche C Acquisition Date Term Loan, 2.319%, 1/18/12		130	122,751

				972,778

Real Estate Management & Development - 0.2%	Mattamy Funding Partnership Loan, 2.939%, 4/11/13		485	266,750

Road & Rail - 0.6%	RailAmerica, Inc. Canadian Term Loan, 5.20%, 8/14/09		41	39,193
	RailAmerica, Inc. U.S. Term Loan, 5.20%, 8/14/09		634	605,432

				644,625

Specialty Retail - 0.4%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan, 2.57% - 3.47%, 10/20/13		500	428,125

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Wireless Telecommunication Services - 1.5%	Cricket Communications, Inc. (aka Leap Wireless) Term B Loan, 5.75%, 6/16/13	USD	1,650	$1,656,876

	Total Floating Rate Loan Interests - 86.7%			97,872,495

	Corporate Bonds

Auto Components - 1.8%	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (d)		2,000	1,990,000

Building Products - 1.5%	CPG International I, Inc., 8.561%, 7/01/12 (d)		3,000	1,590,000
	Momentive Performance Materials, Inc. Series WI, 9.75%, 12/01/14		400	152,000

				1,742,000

Capital Markets - 1.3%	E*Trade Financial Corp., 12.50%, 11/30/17 (c)(e)		1,448	958,969
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (e)		663	271,830
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (c)(e)		268	109,681
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (c)(e)		184	75,360

				1,415,840

Chemicals - 0.9%	GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (c)(e)(f)		685	445,032
	GEO Specialty Chemicals, Inc., 10%, 3/31/15		691	448,864
	Wellman Holdings, Inc. Third Lien Subordinate Note, 5%, 1/29/19 (f)		181	90,500

				984,396

Construction Materials - 0.8%	Nortek, Inc., 10%, 12/01/13		1,350	874,125

Containers & Packaging - 2.6%	Berry Plastics Holding Corp., 5.195%, 9/15/14 (d)		850	556,750
	Clondalkin Acquisition BV, 3.32%, 12/15/13 (d)(e)		1,500	990,000
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	465	654,087
	Owens Brockway Glass Container, Inc., 6.75%, 12/01/14		265	346,535
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (e)	USD	1,240	415,400

				2,962,772

Diversified Financial Services - 2.1%	FCE Bank Plc, 7.125%, 1/16/12	EUR	2,000	2,403,302

Diversified Telecommunication Services - 1.2%	Qwest Corp., 4.57%, 6/15/13 (d)	USD	1,500	1,346,250

Food & Staples Retailing - 0.1%	AmeriQual Group LLC, 9.50%, 4/01/12 (e)		250	150,000

Health Care Equipment & Supplies - 2.0%	DJO Finance LLC, 10.875%, 11/15/14		2,750	2,255,000

Hotels, Restaurants & Leisure - 4.3%	American Real Estate Partners LP, 7.125%, 2/15/13		4,000	3,420,000
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (e)		496	331,080
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (e)		1,565	676,862
	Travelport LLC, 5.293%, 9/01/14 (d)		815	407,500

				4,835,442

IT Services - 1.8%	First Data Corp., 9.875%, 9/24/15		3,000	2,040,000

Independent Power Producers & Energy Traders - 1.9%	Calpine Construction Finance Co. LP, 11.07%, 6/01/16 (e)		750	713,437

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	USD	2,330	$1,380,525

				2,093,962

Industrial Conglomerates - 0.3%	Sequa Corp., 11.75%, 12/01/15 (e)		320	142,400
	Sequa Corp., 13.50%, 12/01/15 (c)(e)		795	233,151

				375,551

Media - 1.1%	CSC Holdings, Inc., 8.50%, 4/15/14 (e)		230	228,850
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		748	201,960
	TL Acquisitions, Inc., 10.50%, 1/15/15 (e)		1,000	780,000

				1,210,810

Metals & Mining - 0.5%	FMG Finance Property Ltd., 4.668%, 9/01/11 (d)(e)		180	160,200
	Ryerson, Inc., 8.403%, 11/01/14 (d)		840	463,050

				623,250

Oil, Gas & Consumable Fuels - 0.7%	SandRidge Energy, Inc., 4.833%, 4/01/14 (d)		1,000	790,309

Paper & Forest Products - 3.7%	Abitibi-Consolidated, Inc., 0%, 6/15/11 (a)(b)(d)		2,000	190,000
	NewPage Corp., 7.278%, 5/01/12 (d)		2,000	970,000
	NewPage Corp., 10%, 5/01/12		2,000	1,120,000
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (d)		3,500	1,890,000

				4,170,000

Pharmaceuticals - 1.3%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (d)		500	360,000
	Elan Finance Plc, 4.883%, 11/15/11 (d)		1,250	1,081,250

				1,441,250

Real Estate Management & Development - 0.1%	Realogy Corp., 10.50%, 4/15/14		430	158,025

Semiconductors & Semiconductor Equipment - 1.4%	Avago Technologies Finance Pte. Ltd., 6.168%, 6/01/13 (d)		600	507,000
	Spansion, Inc., 4.386%, 6/01/13 (a)(b)(e)		1,690	1,064,700

				1,571,700

Specialty Retail - 0.7%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (d)		350	288,750
	Michaels Stores, Inc., 11.375%, 11/01/16		940	512,300

				801,050

Wireless Telecommunication Services - 2.4%	Cricket Communications, Inc., 7.75%, 5/15/16 (e)		1,250	1,207,812
	Crown Castle International Corp., 9%, 1/15/15		135	136,350
	Digicel Group Ltd., 9.125%, 1/15/15 (c)(e)		1,249	949,240
	iPCS, Inc., 3.153%, 5/01/13 (d)		500	413,750

				2,707,152

	Total Corporate Bonds - 34.5%			38,942,186

	Non-U.S. Government Agency Mortgage- Backed Securities

Commercial Mortgage-Backed Securities - 2.0%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.724%, 6/15/35 (d)		1,065	1,011,750
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (e)		1,315	1,282,125

	Total Non-U.S. Government Agency Mortgage- Backed Securities - 2.0%			2,293,875

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)(e)	10,732	$4,120
	Wellman Holdings, Inc. (a)(e)	181	45

			4,165

Electrical Equipment - 0.1%	Medis Technologies Ltd. (a)	13,053	3,524
	SunPower Corp. Class B (a)	5,332	137,139

			140,663

	Total Common Stocks - 0.1%		144,828

	Preferred Stocks

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (e)	44	12,320

	Total Preferred Stocks - 0.0%		12,320

	Total Long-Term Investments (Cost - $181,057,955) - 123.3%		139,265,704

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.535% (g)(h)	1,986,752	1,986,752

	Total Short-Term Securities (Cost - $1,986,752) - 1.8%		1,986,752

	Options Purchased	Contracts

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86, Broker Goldman Sachs & Co.	11	17,600

	Total Options Purchased (Cost - $10,756) - 0.0%		17,600

	Total Investments (Cost - $183,055,463*) - 125.1%		141,270,056
	Liabilities in Excess of Other Assets - (25.1)%		(28,312,383)

	Net Assets - 100.0%		$112,957,673

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,699,309

Gross unrealized appreciation	$2,083,365
Gross unrealized depreciation	(43,512,618)

Net unrealized depreciation	$(41,429,253)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Convertible security.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,986,752	$2,598
BlackRock Liquidity Series, LLC Cash Sweep Series	$(4,108,178)	$1,347

(h)	Represents the current yield as of report date.

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not be used for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	1,413,235	GBP	1,010,500	UBS AG	6/10/09	$(219,953)
USD	7,182,507	EUR	5,273,500	Citibank NA	7/15/09	(269,858)

Total						$(489,811)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	1,500	$51,118
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	1,500	74,198
Host Hotels & Resorts LP	5.00%	Goldman Sachs Bank USA	March 2014	USD	1,225	(151,298)
Masco Corp.	5.30%	JPMorgan Chase Bank NA	March 2014	USD	500	(40,619)
Mohawk Industries, Inc.	4.45%	JPMorgan Chase Bank NA	March 2014	USD	500	(35,007)

Total						$(101,608)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC+	USD 5,000	$(868,438)

[1]	Using Standard and Poor’s ratings of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$1,621,903	—	—
Level 2	106,192,864	$142,916	$(1,585,173)
Level 3	33,437,690	—	—

Total	$141,252,457	$142,916	$(1,585,173)

*

Other financial instruments are foreign currency exchange contracts, swaps and options. Foreign currency exchange contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Balance, as of February 28, 2009	$36,672,851
Realized loss	(4,126,701)
Change in unrealized appreciation/depreciation	6,732,439
Net sales	(7,682,480)
Net transfers in Level 3	1,841,581

Balance, as of May 31, 2009	$33,437,690

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 15, 2009